CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total		Share capital [member]		Share premium [member]		Inflation adjustment to share capital [member]		Fair value reserve [member]		Share of OCI from associates and joint ventures [member]		Legal reserve [member]		Other reserves [member]		Accumulated loss [member]		Total equity attributable to owners of the Bank [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	$ 59,258,907		$ 536,878		$ 3,050,047		$ 13,416,530		$ 299,211		$ 9,618		$ 9,349,455		$ 24,051,594		$ 7,777,235		$ 58,490,568		$ 768,339
Total comprehensive income (loss) for the year
Profit (loss) for the year	2,860,529		0		0		0		0		0		0		0		2,928,692		2,928,692		(68,163)
Other comprehensive income (loss) for the year	(219,414)		0		0		0		(213,810)		(5,604)		0		0		0		(219,414)		0
Distribution of retained earnings as per the Shareholders
Legal reserve	0		0		0		0		0		0		1,945,926		0		(1,945,926)		0		0
Cash dividends	(2,237,938)	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]	0	[2]	0	[2]	(2,237,938)	[1]	(2,237,938)	[1]	0	[1]
Other reserves	0		0		0		0		0		0		0		5,351,085		(5,351,085)		0		0
Subscription of shares approved by the Shareholders' Meeting held on June 13, 2017 (Note 26)	16,511,145		75,782		16,322,370		112,993		0		0		0		0		0		16,511,145		0
Other distributions	(571)		0		0		0		0		0		0		0		0		0		(571)
Ending balance at Dec. 31, 2017	76,172,658		612,660		19,372,417		13,529,523		85,401		4,014		11,295,381		29,402,679		1,170,978		75,473,053		699,605
Adjustment on initial application of IFRS 9, net of tax	(1,115,913)		0		0		0		0		0		0		0		(1,115,913)		(1,115,913)		0
Restated balance at the beginning of the year	75,056,745		612,660		19,372,417		13,529,523		85,401		4,014		11,295,381		29,402,679		55,065		74,357,140		699,605
Total comprehensive income (loss) for the year
Profit (loss) for the year	(2,414,711)		0		0		0		0		0		0		0		(2,291,690)		(2,291,690)		(123,021)
Other comprehensive income (loss) for the year	(42,684)		0		0		0		(241,709)		199,025		0		0		0		(42,684)		0
Distribution of retained earnings as per the Shareholders
Legal reserve	0		0		0		0		0		0		1,607,696		0		(1,607,696)		0		0
Cash dividends	(2,010,520)		0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	(2,010,520)	[3]	(2,010,520)	[3]	0	[3]
Other reserves	0		0		0		0		0		0		0		4,420,265		(4,420,265)		0		0
Other net increases	37,613		0		0		0		0		0		0		0		0		0		37,613
- Gain (loss) of control over subsidiaries (Note 42)	(567,875)		0		0		0		0		0		0		0		0		0		(567,875)
Ending balance at Dec. 31, 2018	70,058,568		612,660		19,372,417		13,529,523		(156,308)		203,039		12,903,077		33,822,944		(10,275,106)		70,012,246		46,322
Total comprehensive income (loss) for the year
Profit (loss) for the year	16,024,220		0		0		0										16,027,533		16,027,533		(3,313)
Other comprehensive income (loss) for the year	404,329		0		0		0		567,213		(153,698)		0		0		0		413,515		(9,186)
Distribution of retained earnings as per the Shareholders
Legal reserve	0		0		0		0		0		0		2,957,792		0		(2,957,792)		0		0
Cash dividends	(3,702,747)		0	[2]	0	[2]	0	[2]									(3,702,747)	[2]	(3,702,747)	[2]	0	[2]
Other reserves	0		0		0		0		0		0		0		18,279,532		(18,279,532)		0		0
- Pending issuance (Note 26)	970		50		9,731		54		0		0		0		0		0		9,835		(8,865)
- Gain (loss) of control over subsidiaries (Note 42)	1,551,730		0		0		0		0		0		0		0		0		0		1,551,730
Ending balance at Dec. 31, 2019	$ 84,337,070		$ 612,710		$ 19,382,148		$ 13,529,577		$ 410,905		$ 49,341		$ 15,860,869		$ 52,102,476		$ (19,187,644)		$ 82,760,382		$ 1,576,688

[1]	Dividends per share amounts to 2.29327
[2]	Dividends per share amounts to 6.043726
[3]	Dividends per share amounts to 3.281626